Segment Information - Additional Information (Detail) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) Segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [line items]
Impact of net income due to measurement assumption		€ 0
Other income /(charges) expense due to model and assumption updates		(196)	€ (121)
Losses on change in fair value on economic hedges		1,130	(545)	€ (1,159)
Ineffectiveness fair value hedge		1	7	2
Impairment charges and reversals on financial assets, excluding receivables		60	41	42
Impairment charges and reversals on non-financial assets and receivables		109	36
Commissions and expenses [member]
Disclosure of operating segments [line items]
Restructuring charges		220	279	116
Amortization of deferred expenses			67	285
Amortization of VOBA and future servicing rights		5	20	94
Commissions and expense include a DPAC/VOBA fair value adjustment		151	(88)	135
Impairment (charges) reversals [member]
Disclosure of operating segments [line items]
Amortization of deferred expenses		32
Impairment charges and reversals on financial assets, excluding receivables		60	41	42
Impairment charges and reversals on non-financial assets and receivables		€ 109	19	(1)
Americas Expenses [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ (75)
Bottom of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate		3.00%
Top of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate		10.00%
Non-cash changes [member]
Disclosure of operating segments [line items]
Gain (losses) on over- or underperformance of derivatives		€ 34	3	9
Losses on change in fair value on economic hedges		130	(77)	(145)
Ineffectiveness fair value hedge		€ 1	7	€ 2
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Holding and other activities [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
Other income /(charges) expense due to model and assumption updates		€ (64)	(6)
Americas [member] | Americas Life mortality [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			(164)
Americas [member] | New expense allocation methodology [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			(158)
Asia [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment		1
The Netherlands [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ (57)	(111)
The Netherlands [member] | Population mortality [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			(219)
The Netherlands [member] | TKP UL Model [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates			€ (108)
The Netherlands [member] | Bottom of range [member] | Population mortality [member]
Disclosure of operating segments [line items]
Lowering of IFRS ultimate forward rate			3.65%
The Netherlands [member] | Top of range [member] | Population mortality [member]
Disclosure of operating segments [line items]
Lowering of IFRS ultimate forward rate			4.25%